Commitments	12 Months Ended
Jun. 30, 2026
Commitments
Commitments
34.	Commitments:

At June 30, 2026, the Company had various purchase commitments in the normal course of operations. Below is a summary of the future minimum payments for contractual obligations that are not recognized as liabilities at June 30, 2026.

	Total	Less than one year	1 to 2 years	3 to 5 years	More than 5 years
Purchase obligations	$3,871	$3,871	$-	$-	$-

Pursuant to an advisory agreement, the Company has committed to issue up to US$1,300 of common shares to the advisor in consideration for services to be provided. The shares, when issued, will be fully paid and non-assessable common shares of the Company. As of June 30, 2026, the Company had issued 527,260 common shares under the arrangement with an aggregate fair value of approximately US$565. The remaining commitment under the agreement will be satisfied through future issuances of common shares in accordance with the terms of the advisory agreement.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024